Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Group leases offices for operation under operating leases. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year was as follows:

For period ending June 30,	Lease Commitment
2026	$503,139
2027	106,062
Total	$609,201

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

Patent Infringement Litigation in the PRC

On August 3, 2020, Shanghai Xiao-i filed a lawsuit with the High People’s Court of Shanghai in China, against Apple Computer Trading (Shanghai) Co., Ltd., Apple, Inc., and Apple Computer Trading (Shanghai) Co., Ltd. (together, “Apple”), demanding that Apple cease its infringement of Shanghai Xiao-i’s intelligent assistant patent (ZL200410053749.9 invention patent) by its Siri (intelligent assistant) (the “Patent Infringement Case”). The lawsuit seeks various remedies, including but not limited to, requiring Apple to stop manufacturing, using, offering to sell, selling or importing products that infringe Shanghai Xiao-i’s patent, and a temporary claim amount of 10 billion yuan (RMB). On August 27, 2020, the High People’s Court of Shanghai formally accepted the Patent Infringement Case filed by Shanghai Xiao-i against Apple. On September 4, 2021, Shanghai Xiao-i filed a behavior preservation application (injunction) with the Shanghai High People’s Court, demanding Apple to immediately stop the patent infringement involving Siri, including but not limited to stopping the production, selling, offering to sell, importing or using of iPhone products that infringe Shanghai Xiao-i’s patent. On February 3, 2023, Apple filed a lawsuit against Shanghai Xiao-i with the Shanghai High People’s Court, requesting confirmation that the iPhone SE, iPhone 12, and iPhone 13 series products equipped with Siri (the “products in question”) do not infringe on the patent rights of ZL200410053749.9 invention patent, and ordered Shanghai Xiao-i to compensate the plaintiff for reasonable expenses, including lawyer fees, notarization fees, etc., totaling RMB 2 million temporarily. On January 29, 2024, the Shanghai High Court decided to merge the above two cases for trial, and they are currently under review. On March 27, 2023, the Beijing Intellectual Property Court notified that Apple Computer Trading (Shanghai) Co., Ltd. had filed a patent administrative lawsuit against the defendant China National Intellectual Property Administration and the third person, Shanghai Xiao-i, regarding the 58271 and 58272 Review Decision of Request for Invalidation, and the lawsuit was dismissed on June 28, 2024. As of the date of this interim report, the Patent Infringement Case is still pending.

Securities Class Action Litigation

On June 26, 2024, a securities class action was filed in the Supreme Court of the State of New York, County of New York, against Xiao-I Corporation and certain of its officers and directors. Plaintiffs alleged violations of the Securities Act of 1933, asserting that the company’s IPO registration statement and prospectus contained materially misleading statements or omissions related to its AI capabilities and customer contracts. The action seeks unspecified damages and other relief. On September 13, 2024, plaintiffs filed an amended complaint expanding the allegations to include new information from Xiao-I’s subsequent SEC filings, arguing that post-IPO disclosures also failed to correct earlier misstatements. Xiao-I Corporation moved to dismiss the state court case on October 31, 2024, that motion was granted on April 24, 2025. At this time, the Company cannot reasonably estimate the maximum potential exposure or the range of possible loss for this matter.

Separately, on October 15, 2024, a second securities class action lawsuit was filed in the U.S. District Court for the Southern District of New York alleging violations of both the Securities Act and the Securities Exchange Act of 1934. The complaint focuses on similar alleged misrepresentations in the IPO filings and alleges the company failed to disclose material risks about its technology and commercialization prospects. Xiao-I disclosed that it intends to vigorously contest both lawsuits. Xiao-I Corporation submitted pre-motion to dismiss letters on May 7, 2025, and motions to dismiss are due on June 9, 2025. The plaintiff filed the second amended class action complaint to the court on June 30,2025. Xiao-I Corporation filed the motion to dismiss to the Plaintiff’s second amended complaint on September 2, 2025.The Company believes the claims are without merit and intends to vigorously defend the action. At this time, the Company cannot reasonably estimate the maximum potential exposure or the range of possible loss for this matter.

PRC Financial and Commercial Litigation

In November 2024, Baiyun District People’s Court of Guiyang accepted a contract dispute filed by Guiyang Comprehensive Bonded Zone Intelligent Link Technology Co., Ltd. against Shanghai Xiaoi, seeking payment of outstanding rental fees and overdue payment interest totaling RMB5,403,917.65 ($754,358). The case is currently pending second-instance proceedings, and no final judgment has been rendered.

In May 2025, the Huangpu District People’s Court of Shanghai accepted a financial contract dispute filed by China Construction Bank Corporation Shanghai Branch against Shanghai Xiao-i, seeking repayment of loan principal and penalty interest totaling RMB25,036,162.25 ($3,494,913). The court has issued a final judgment ordering the defendant to pay the claimed amount.

In July 2025, the Qingpu District People’s Court of Shanghai accepted a private lending dispute filed by Quan Feng against Shanghai Xiao-i, seeking repayment of principal, interest, and legal fees totaling RMB15,116,000 ($2,110,112). The case was resolved through mediation under an installment repayment plan.

In June 2025, the Huangpu District People’s Court of Shanghai accepted a private lending dispute filed by Shanghai Tianyong Asset Management Co., Ltd. against Shanghai Xiao-i, seeking payment of principal and attorney fees totaling RMB13,060,000 ($1,823,106), plus interest. In August 2025, following a jurisdictional objection by the defendant, the case was transferred to the Jiading District People’s Court of Shanghai. The case has not yet been heard.

In July 2025, the Jiading District People’s Court of Shanghai accepted a financial contract dispute filed by Jiangsu Bank Co., Ltd. Shanghai Jiading Branch against Shanghai Xiao-i, seeking repayment of outstanding loan principal, penalty interest, compound interest, attorney fees, and litigation costs totaling RMB20,139,027.78 ($2,811,300). The case has been heard, but no judgment has been rendered.

In October 2025, the People’s Court of Pudong New Area, Shanghai accepted a financial contract dispute filed by Bank of Ningbo Limited Shanghai Branch against Shanghai Xiao-i, seeking repayment of outstanding loan principal, penalty interest, and compound interest totaling RMB20,151,522.30 ($2,813,044). The case has been heard, but no judgment has been rendered.

In October 2025, the Jiading District People’s Court of Shanghai accepted a financial contract dispute filed by Shanghai Rural Commercial Bank Co., Ltd. Jiading Branch against Shanghai Xiaoi, seeking repayment of principal and overdue interest totaling RMB10,023,435.07 ($1,399,218). The plaintiff has since withdrawn the lawsuit.

In April 2025, Minhang District People’s Court of Shanghai accepted a real estate lease contract dispute filed by Shanghai Caohejing Development Zone High-Tech Park Development Co., Ltd. against Shanghai Xiaoi, seeking payment of amounts totaling RMB4,748,644.08 ($662,885) after offsetting the security deposit, excluding interest and post-termination occupation and use fees. The court has issued a final judgment ordering the defendant to pay the claimed amount.

In July 2025, the Tianjin Free Trade Zone People’s Court accepted a service contract dispute filed by Lion Public Relations Consultants (Tianjin) Co., Ltd. against Shanghai Xiaoi, seeking payment of service fees and overdue payment interest totaling RMB602,088.36 ($84,048). The case is currently pending, and no final judgment has been rendered.

In August 2025, the Jing’an District People’s Court of Shanghai accepted a financial loan contract dispute filed by Bank of Nanjing Co., Ltd., Shanghai Branch against Shanghai Xiaoi, seeking repayment of outstanding loan principal and related interest totaling approximately RMB9,907,358.11 ($1,383,014). The case was heard on November 6, 2025, and no final judgment has been rendered.

During 2025, in addition to the aforementioned litigation, Xiao-I was involved in 14 other lawsuits within China, primarily arising from contractual disputes in business operations. Among these, Xiao-I served as the plaintiff in 4 cases, with a total involved amount of approximately RMB 2,837,875($396,152.07). Xiao-I was the defendant in 10 cases, with a total amount in dispute of approximately RMB 5,176,315.09($722,585.72).

Shareholder Litigation

In June 2025, the People’s Court of Pudong New Area, Shanghai accepted a shareholder rights infringement case filed by Shanghai Jixuan Enterprise Management Consulting Partnership (Limited Partnership) against Xiao-I Corporation and Yuan Hui. The plaintiff alleged that the defendants' failure to promptly assist shareholders in converting Cayman Islands common shares into American Depositary Shares (ADS) for secondary market trading resulted in diminished stock value and financial losses. The plaintiff sought a court order requiring the defendants to: ) the release of lock-up restrictions on 183,660 American Depositary Shares and conversion of the related ADRs, and (ii) compensation of RMB2,265,315.41. The defendants filed a jurisdictional objection in August 2025, and the court has not yet issued a ruling. The case has not been heard.

In September 2025, the People’s Court of Pudong New Area, Shanghai accepted a shareholder rights infringement case filed by Shanghai Jiding Enterprise Management Consulting Partnership (Limited Partnership) against Xiao-I Corporation and Yuan Hui. The plaintiff alleged that the defendants' failure to promptly assist shareholders in converting Cayman Islands common shares into American Depositary Shares (ADS) for secondary market trading resulted in diminished stock value and financial losses. The plaintiff seeks, among other relief, (i) the release of lock-up restrictions on 980,661 American Depositary Shares and conversion of the related ADRs, and (ii) compensation of RMB12,108,027.86 ($1,690,216).  The defendants filed a jurisdictional objection in October 2025, and the court has not yet issued a ruling. The case has not been heard.

Labor Disputes

During 2024, Xiao-I is involved in labor disputes in China involving more than 40 former employees who were laid off as part of a workforce optimization initiative. The disputes primarily relate to claims for unpaid wages, social insurance contributions, housing fund payments, and severance compensation. The total amount of claims asserted exceeds RMB 5 million. During 2025, the Company was involved in multiple labor disputes in China involving more than 109 former employees laid off pursuant to a workforce optimization plan. These disputes primarily relate to alleged unpaid wages, social insurance contributions, housing provident fund payments, and severance compensation, with total claims exceeding RMB 18 million. As of the date of this interim report, more than 35 cases remain pending before local labor arbitration authorities, and the remaining cases have been concluded. For cases that have been concluded, the company is actively making repayments while negotiating with employees to establish payment plans with extended deadlines. The Company is actively engaging with relevant agencies to seek resolution. While management does not currently expect the outcome to have a material adverse effect on its unaudited condensed consolidated financial statements, the disputes could adversely affect employee morale, operational efficiency, or public perception.

In the opinion of management, except for the litigations mentioned above, there were no other pending or threatened claims and litigation as of June 30, 2025 and through the issuance date of these unaudited condensed consolidated financial statements.